EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.03 - Schedule 7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
2159594			Prepayment Penalty Total Term	36	0
2158225			Prepayment Penalty Total Term	36	0
2163823			Property Type	Two to Four Unit	Single Family Detached